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                   METLIFE INVESTORS USA INSURANCE COMPANY

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED APRIL 29, 2013

                                       TO

                PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated May 1, 2009 (as supplemented) for the Pioneer PRISM, Pioneer PRISM L and Pioneer PRISM XC variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 547-3793 to request a free copy. Upon request, financial statements for MetLife Investors USA Insurance Company will be sent to you without charge.

1. FEE TABLE AND EXAMPLES

In the "FEE TABLES AND EXAMPLES" section of the prospectus, replace "Mortality and Expense Charge" with "Mortality and Expense Charge (Note 4)" in the Separate Account Annual Expenses table and add the following as a new Note 4 to that table:

Note 4. We are waiving the following amounts of the Mortality and Expense
Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B) of Met Investors Series Trust.

2. THE ANNUITY CONTRACT

In "THE ANNUITY CONTRACT" section of the prospectus, replace the "Market Timing" subsection with the following:

FREQUENT OR LARGE TRANSFERS

We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.

Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.

Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers" below. We may revise these policies and procedures in our sole discretion at any time without prior notice.

                                                                SUPP-USAPRISM413

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3. PURCHASE

In "PURCHASE" replace the first paragraph under "Purchase Payments" with the following:

A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.

In "PURCHASE" under "Purchase Payments" add the following:

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.

..    We reserve the right to reject any Purchase Payment and to limit future
     Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

..    Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below in "Current Restrictions on Subsequent Purchase Payments" below.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following optional riders: Principal Guarantee, Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit.

You still will be permitted to transfer Account Value among the Investment Portfolios. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end. We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or taxqualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

If your contract was issued in one of the following states, this restriction
-----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at this
--------------------------------------------------------------------------------
time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey,
----
Oregon, Pennsylvania, Texas, Utah, or Washington.

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In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain
Riders," replace the bullet item under option (A) with the following:

..    100% of your purchase payments or account value among the
     AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, Pioneer Ibbotson Moderate Allocation VCT Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, and/or BlackRock Money Market Portfolio (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios; you may not allocate purchase payments to the Dollar Cost Averaging program).

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

Platform 1
----------

     BlackRock Money Market Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis(R) Government Income Portfolio

Platform 2
----------

     AllianceBernstein Global Dynamic Allocation Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Capital Appreciation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Equity Income Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Jennison Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS(R) Research International Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Oppenheimer Global Equity Portfolio
     Pioneer Disciplined Value VCT Portfolio
     Pioneer Equity Income VCT Portfolio
     Pioneer Fund Portfolio
     Pioneer Ibbotson Growth Allocation VCT Portfolio
     Pioneer Ibbotson Moderate Allocation VCT Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis(R) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio

Platform 3
----------

     Lord Abbett Mid Cap Value Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Pioneer Mid Cap Value VCT Portfolio

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Platform 4
----------

     JPMorgan Small Cap Value Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Neuberger Berman Genesis Portfolio
     Pioneer Emerging Markets VCT Portfolio
     Pioneer Real Estate Shares VCT Portfolio

4. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sub-sections titled "Legg Mason Partners Variable Equity Trust (Class II)" through "Pioneer Variable Contracts Trust - Pioneer Ibbotson Allocation Portfolios (Class II)" with the following:

LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS II)

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class II portfolios are available under the contract:

ClearBridge Variable Aggressive Growth Portfolio (formerly Legg Mason
    ClearBridge Variable Aggressive Growth Portfolio)

ClearBridge Variable Equity Income Portfolio (formerly Legg Mason ClearBridge
    Variable Equity Income Builder Portfolio)

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class E portfolios are available under the contract:

     AllianceBernstein Global Dynamic Allocation Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     JPMorgan Global Active Allocation Portfolio
     JPMorgan Small Cap Value Portfolio (formerly Dreman Small Cap Value Portfolio)
     Lord Abbett Mid Cap Value Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS (R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio

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     Pioneer Strategic Income Portfolio (Class E)
     Pyramis(R) Government Income Portfolio
     Pyramis(R) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio

METROPOLITAN SERIES FUND (CLASS B, OR AS NOTED, CLASS A OR CLASS E)

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A or Class E portfolios are available under the contract:

     BlackRock Capital Appreciation Portfolio (Class E) (formerly BlackRock
         Legacy Large
     Cap Growth Portfolio)
     BlackRock Money Market Portfolio (Class A)
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     MFS (R) Total Return Portfolio
     MFS (R) Value Portfolio
     Neuberger Berman Genesis Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. Pioneer Investment Management, Inc. has engaged subadvisers to provide advice for some of the individual portfolios. (See Appendix B for the names of the subadvisers.) The following Class II portfolios are available under the contract:

     Pioneer Disciplined Value VCT Portfolio (formerly Pioneer Cullen Value VCT
         Portfolio)
     Pioneer Emerging Markets VCT Portfolio
     Pioneer Equity Income VCT Portfolio
     Pioneer Mid Cap Value VCT Portfolio
     Pioneer Real Estate Shares VCT Portfolio

PIONEER VARIABLE CONTRACTS TRUST - PIONEER IBBOTSON ALLOCATION PORTFOLIOS (CLASS
II)

In addition to the portfolios listed above under Pioneer Variable Contracts Trust, the following Class II portfolios are available under the contract:

     Pioneer Ibbotson Growth Allocation VCT Portfolio
     Pioneer Ibbotson Moderate Allocation VCT Portfolio

Replace the "Transfers - Market Timing" section with the following:

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the

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portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the BlackRock High Yield Portfolio, JPMorgan Small Cap Value Portfolio, Loomis Sayles Small Cap Core Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Emerging Markets VCT Portfolio, and Pioneer Strategic Income Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading

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activity of individual contract Owners, and to execute instructions from the
Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.

In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

5. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the first two paragraphs under the heading "Annuity Date" with the following:

Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.

When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).

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6. LIVING BENEFITS

In the "LIVING BENEFITS" section, under "Guaranteed Withdrawal
Benefits-Description of Lifetime Withdrawal Guarantee II," add the following:

LIFETIME WITHDRAWAL GUARANTEE II AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.

If you annuitize at the latest date permitted, you must elect one of the following options:

(1)  Annuitize the Account Value under the contract's annuity provisions.

(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.

In the "LIVING BENEFITS" section, under "Guaranteed Withdrawal
Benefits-Description of the Principal Guarantee," add the following:

PRINCIPAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.

If you annuitize at the latest date permitted, you must elect one of the following options:

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(1)  Annuitize the Account Value under the contract's annuity provisions.

(2) Elect to receive the Annual Benefit Payment under the Principal Guarantee rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.

If you do not select an Annuity Option or elect to receive payments under the Principal Guarantee rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Principal Guarantee rider.

7. DEATH BENEFIT

In the "DEATH BENEFIT" section under "Optional Death Benefit-Enhanced Death Benefit" add the following:

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

THE ENHANCED DEATH BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB rider, if you annuitize at the latest date permitted, you must elect one of the following options:

(1)  Annuitize the Account Value under the contract's annuity provisions; or

(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.

If you fail to select one of the above options, we will annuitize your contract under the Life with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.

8. OTHER INFORMATION

In the "OTHER INFORMATION" section under "The Separate Account," add the following after the last paragraph:

The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors USA has claimed an exclusion from the definition of the term "commodity

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pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.

In the "OTHER INFORMATION" section, add the following under the "Ownership" heading:

ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile.

(Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 547-3793 to make such changes.

9. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

10. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                             Telephone: (800) 547-3793
Irvine, CA 92614

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INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                         DISTRIBUTION
                                                            AND/OR               ACQUIRED     TOTAL        FEE WAIVER    NET TOTAL
                                                           SERVICE                 FUND      ANNUAL          AND/OR       ANNUAL
                                              MANAGEMENT    (12B-1)     OTHER    FEES AND   OPERATING       EXPENSE     OPERATING
                                                 FEE         FEES      EXPENSES  EXPENSES   EXPENSES     REIMBURSEMENT  EXPENSES
                                             ----------  ------------- -------  ----------  ----------  -------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY
TRUST - CLASS II

ClearBridge Variable Aggressive               0.75%       0.25%         0.07%    0.00%       1.07%       0.00%           1.07%
  Growth Portfolio
ClearBridge Variable Equity                   0.75%       0.25%         0.07%    0.00%       1.07%       0.00%           1.07%
  Income Portfolio

MET INVESTORS SERIES TRUST

AllianceBernstein Global                      0.62%       0.25%         0.04%    0.01%       0.92%       0.01%           0.91%
  Dynamic Allocation
  Portfolio - Class B
AQR Global Risk Balanced                      0.61%       0.25%         0.12%    0.06%       1.04%       0.01%           1.03%
Portfolio - Class B
BlackRock Global Tactical                     0.66%       0.25%         0.02%    0.21%       1.14%       0.02%           1.12%
  Strategies Portfolio - Class B
BlackRock High Yield Portfolio - Class B      0.60%       0.25%         0.05%    0.01%       0.91%          -            0.91%
Invesco Balanced-Risk Allocation Portfolio -  0.66%       0.25%         0.12%    0.06%       1.09%          -            1.09%
  Class B
JPMorgan Global Active Allocation Portfolio
  - Class B                                   0.79%       0.25%         0.28%    0.00%       1.32%       0.07%           1.25%
JPMorgan Small Cap Value                      0.78%       0.25%         0.06%    0.00%       1.09%       0.09%           1.00%
  Portfolio - Class B
Lord Abbett Mid Cap Value
  Portfolio - Class B                         0.65%       0.25%         0.04%    0.06%       1.00%       0.00%           1.00%
Met/Franklin Low Duration Total Return        0.50%       0.25%         0.07%    0.00%       0.82%       0.02%           0.80%
  Portfolio - Class B
MetLife Balanced Plus Portfolio - Class B     0.25%       0.25%         0.01%    0.43%       0.94%       0.01%           0.93%
MetLife Multi-Index Targeted Risk Portfolio - 0.18%       0.25%         9.02%    0.26%       9.71%       8.85%           0.86%
  Class B
MFS(R) Research International Portfolio -     0.68%       0.25%         0.07%    0.00%       1.00%       0.05%           0.95%
  Class B
Morgan Stanley Mid Cap Growth Portfolio -     0.65%       0.25%         0.07%    0.00%       0.97%       0.01%           0.96%
  Class B
Oppenheimer Global Equity                     0.67%       0.25%         0.09%    0.00%       1.01%       0.02%           0.99%
  Portfolio - Class B
PIMCO Inflation Protected Bond Portfolio -    0.47%       0.25%         0.11%    0.00%       0.83%          -            0.83%
  Class B
PIMCO Total Return Portfolio - Class B        0.48%       0.25%         0.03%    0.00%       0.76%          -            0.76%
Pioneer Fund Portfolio - Class B              0.64%       0.25%         0.04%    0.00%       0.93%       0.03%           0.90%
Pioneer Strategic Income Portfolio - Class E  0.57%       0.15%         0.06%    0.00%       0.78%          -            0.78%
Pyramis(R) Government Income Portfolio -      0.42%       0.25%         0.03%    0.00%       0.70%          -            0.70%
  Class B

                                                         DISTRIBUTION
                                                            AND/OR               ACQUIRED     TOTAL        FEE WAIVER    NET TOTAL
                                                           SERVICE                 FUND      ANNUAL          AND/OR       ANNUAL
                                              MANAGEMENT    (12B-1)     OTHER    FEES AND   OPERATING       EXPENSE     OPERATING
                                               FEE          FEES       EXPENSES  EXPENSES   EXPENSES     REIMBURSEMENT  EXPENSES
                                             ----------  ------------- -------  ----------  ----------  -------------- ----------
Pyramis(R) Managed Risk                       0.45%       0.25%         0.27%    0.48%       1.45%       0.17%          1.28%
  Portfolio - Class B
Schroders Global Multi-Asset Portfolio -      0.67%       0.25%         0.32%    0.14%       1.38%       0.14%          1.24%
  Class B

METROPOLITAN SERIES FUND

BlackRock Capital Appreciation Portfolio -    0.70%       0.15%         0.03%    0.00%       0.88%       0.01%          0.87%
  Class E
BlackRock Money Market Portfolio              0.33%       0.00%         0.02%    0.00%       0.35%       0.01%          0.34%
  - Class A
Jennison Growth Portfolio - Class B           0.61%       0.25%         0.03%    0.00%       0.89%       0.07%          0.82%
Loomis Sayles Small Cap Core Portfolio -
  Class B                                     0.90%       0.25%         0.07%    0.10%       1.32%       0.08%          1.24%
MFS(R) Total Return Portfolio - Class B       0.55%       0.25%         0.05%    0.00%       0.85%          -           0.85%
MFS(R) Value Portfolio - Class B              0.70%       0.25%         0.03%    0.00%       0.98%       0.13%          0.85%
Neuberger Berman Genesis                      0.82%       0.25%         0.04%    0.00%       1.11%       0.01%          1.10%
  Portfolio - Class B

PIONEER VARIABLE CONTRACTS TRUST -
  CLASS II

Pioneer Disciplined Value VCT Portfolio       0.70%       0.25%         0.08%    0.00%       1.03%       0.03%          1.00%
Pioneer Emerging Markets VCT Portfolio        1.15%       0.25%         0.30%    0.01%       1.71%          -           1.71%
Pioneer Equity Income VCT Portfolio           0.65%       0.25%         0.10%    0.00%       1.00%          -           1.00%
Pioneer Mid Cap Value VCT Portfolio           0.65%       0.25%         0.07%    0.00%       0.97%          -           0.97%
Pioneer Real Estate Shares VCT Portfolio      0.80%       0.25%         0.21%    0.00%       1.26%          -           1.26%

                                                         DISTRIBUTION
                                                            AND/OR               ACQUIRED     TOTAL        FEE WAIVER    NET TOTAL
                                                           SERVICE                 FUND      ANNUAL          AND/OR       ANNUAL
                                              MANAGEMENT    (12B-1)     OTHER    FEES AND   OPERATING       EXPENSE     OPERATING
INVESTMENT PORTFOLIO                             FEE         FEES      EXPENSES  EXPENSES   EXPENSES     REIMBURSEMENT  EXPENSES
                                             ----------  ------------- -------  ----------  ----------  -------------- ----------
PIONEER VARIABLE CONTRACTS TRUST
  CLASS II
Pioneer Ibbotson Growth Allocation VCT        0.17%       0.25%         0.05%    0.84%       1.31%       0.00%          1.31%
  Portfolio
Pioneer Ibbotson Moderate Allocation VCT      0.17%       0.25%         0.08%    0.80%       1.30%       0.02%          1.28%
  Portfolio

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


FUNDING OPTION                                      INVESTMENT OBJECTIVE                     INVESTMENT ADVISER/SUBADVISER
--------------------------------- -------------------------------------------------------- ----------------------------------
LEGG MASON PARTNERS VARIABLE
EQUITY TRUST - CLASS II
ClearBridge Variable Aggressive   Seeks capital appreciation.                              Legg Mason Partners Fund
    Growth Portfolio                                                                       Advisor, LLC

                                                                                           Subadviser: ClearBridge
ClearBridge Variable Equity       Seeks a high level of current income. Long-term          Investments, LLC
   Income Portfolio               capital appreciation is a secondary                      Legg Mason Partners Fund
                                  objective.                                               Advisor, LLC
                                                                                           Subadviser: ClearBridge
                                                                                           Investments, LLC
MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic  Seeks capital appreciation                               MetLife Advisers, LLC
Allocation Portfolio - Class B    and current income.                                      Subadviser: AllianceBernstein L.P.

AQR Global Risk Balanced          Seeks total return.                                      MetLife Advisers, LLC
    Portfolio - Class B                                                                    Subadviser: AQR Capital

                                                                                           Management, LLC
BlackRock Global Tactical         Seeks capital appreciation and                           MetLife Advisers, LLC
Strategies Portfolio - Class B    current income.                                          Subadviser: BlackRock Financial
                                                                                           Management, Inc.

BlackRock High Yield Portfolio -  Seeks to maximize total return,                          MetLife Advisers, LLC
    Class B                       consistent with income generation and                    Subadviser: BlackRock Financial
                                  prudent investment management.                           Management, Inc.

Invesco Balanced-Risk Allocation  Seeks total return.                                      MetLife Advisers, LLC
    Portfolio - Class B                                                                    Subadviser: Invesco Advisers, Inc.

JPMorgan Global Active Allocation Seeks capital appreciation and                           MetLife Advisers, LLC
    Portfolio - Class B           current income.                                          Subadviser: J.P. Morgan
                                                                                           Investment Management Inc.

JPMorgan Small Cap Value          Seeks long-term capital growth.                          MetLife Advisers, LLC
    Portfolio - Class B                                                                    Subadviser: J.P. Morgan
                                                                                           Investment Management Inc.

Lord Abbett Mid Cap Value         Seeks capital appreciation through investments,          MetLife Advisers, LLC
    Portfolio - Class B           primarily in equity securities, which are believed to be Subadviser: Lord, Abbett & Co.
                                  undervalued in the marketplace.                          LLC

Met/Franklin Low Duration Total   Seeks a high level of current income, while seeking      MetLife Advisers, LLC
    Return Portfolio - Class B    preservation of shareholders' capital.                   Subadviser: Franklin Advisers,
                                                                                           Inc.

MetLife Balanced Plus Portfolio - Seeks a balance between a high level of current income   MetLife Advisers, LLC
    Class B                       and growth of capital, with a greater emphasis           Subadviser: Pacific Investment
                                  on growth of capital.                                    Management Company LLC

MetLife Multi-Index Targeted Risk Seeks a balance between growth of capital and current    MetLife Advisers, LLC
    Portfolio - Class B           income, with a greater emphasis on growth of capital.    Subadviser: MetLife Investment
                                                                                           Management, LLC

MFS(R) Research International     Seeks capital appreciation.                              MetLife Advisers, LLC
    Portfolio - Class B                                                                    Subadviser: Massachusetts
                                                                                           Financial Services Company
                                                                                           MetLife Advisers, LLC

Morgan Stanley Mid Cap Growth     Seeks capital appreciation.                              Subadviser: Morgan Stanley
    Portfolio - Class B                                                                    Investment Management Inc.

                                      B-1


FUNDING OPTION                                        INVESTMENT OBJECTIVE                     INVESTMENT ADVISER/SUBADVISER
---------------------------------- ---------------------------------------------------------- -------------------------------
Oppenheimer Global Equity          Seeks capital appreciation.                                MetLife Advisers, LLC
    Portfolio - Class B                                                                       Subadviser: OppenheimerFunds,
                                                                                              Inc.

PIMCO Inflation Protected Bond     Seeks maximum real return, consistent with                 MetLife Advisers, LLC
    Portfolio - Class B            preservation of capital and prudent investment             Subadviser: Pacific Investment
                                   management.                                                Management Company LLC
                                                                                              MetLife Advisers, LLC

PIMCO Total Return Portfolio -     Seeks maximum total return, consistent with the            Subadviser: Pacific Investment
    Class B                        preservation of capital and prudent investment             Management Company LLC
                                   management.                                                MetLife Advisers, LLC

Pioneer Fund Portfolio - Class B   Seeks reasonable income and capital growth.                Subadviser: Pioneer Investment

Pioneer Strategic Income Portfolio Seeks a high level of current income.                      Management, Inc.
    - Class E                                                                                 MetLife Advisers, LLC
                                                                                              Subadviser: Pioneer Investment
                                                                                              Management, Inc.

Pyramis(R) Government Income       Seeks a high level of current income, consistent with      MetLife Advisers, LLC
    Portfolio - Class B            preservation of principal.                                 Subadviser: Pyramis Global
                                                                                              Advisors, LLC

Pyramis(R) Managed Risk Portfolio  Seeks total return.                                        MetLife Advisers, LLC
    - Class B                                                                                 Subadviser: Pyramis Global
                                                                                              Advisors, LLC

Schroders Global Multi-Asset       Seeks capital appreciation and current income.             MetLife Advisers, LLC
    Portfolio - Class B                                                                       Subadviser: Schroder Investment
                                                                                              Management North America Inc.

METROPOLITAN SERIES FUND

BlackRock Capital Appreciation     Seeks long-term growth of capital.                         MetLife Advisers, LLC
    Portfolio - Class E                                                                       Subadviser: BlackRock Advisors,
                                                                                              LLC

BlackRock Money Market Portfolio   Seeks a high level of current income consistent with       MetLife Advisers, LLC
    - Class A                      preservation of capital.                                   Subadviser: BlackRock Advisors,
                                                                                              LLC

Jennison Growth Portfolio -        Seeks long-term growth of capital.                         MetLife Advisers, LLC
   Class B                                                                                    Subadviser: Jennison Associates
                                                                                              LLC

Loomis Sayles Small Cap Core       Seeks long-term capital growth from investments in         MetLife Advisers, LLC
    Portfolio - Class B            common stocks or other equity securities.                  Subadviser: Loomis, Sayles &
                                                                                              Company, L.P.

MFS(R) Total Return Portfolio -    Seeks a favorable total return through investment in a     MetLife Advisers, LLC
    Class B                        diversified portfolio.                                     Subadviser: Massachusetts
                                                                                              Financial Services Company

MFS(R) Value Portfolio - Class B   Seeks capital appreciation.                                MetLife Advisers, LLC
                                                                                              Subadviser: Massachusetts
                                                                                              Financial Services Company

Neuberger Berman Genesis           Seeks high total return, consisting principally of capital MetLife Advisers, LLC
    Portfolio - Class B            appreciation.                                              Subadviser: Neuberger Berman
                                                                                              Management LLC

PIONEER VARIABLE CONTRACTS TRUST
    - CLASS II

Pioneer Disciplined Value VCT      Seeks long-term capital growth.                            Pioneer Investment Management,
    Portfolio                                                                                 Inc.

Pioneer Emerging Markets VCT       Seeks long-term growth of capital.                         Pioneer Investment Management,
    Portfolio                                                                                 Inc.

Pioneer Equity Income VCT          Seeks current income and long-term growth of capital       Pioneer Investment Management,
    Portfolio                      from a portfolio consisting primarily of income            Inc.
                                   producing equity securities of U.S. corporations.


FUNDING OPTION                                     INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
-------------------------------- -------------------------------------------------------- -------------------------------

Pioneer Mid Cap Value VCT        Seeks capital appreciation by investing in a diversified Pioneer Investment Management,
    Portfolio                    portfolio of securities consisting primarily of common   Inc.
                                 stocks.

Pioneer Real Estate Shares VCT   Seeks long-term growth of capital. Current income is a   Pioneer Investment Management,
    Portfolio                    secondary objective.                                     Inc.
                                                                                          Subadviser: AEW Capital
                                                                                          Management, L.P.

PIONEER VARIABLE CONTRACTS TRUST
    - ASSET ALLOCATION PORTFOLIOS -
    CLASS II

Pioneer Ibbotson Growth          Seeks long-term capital growth and current income.       Pioneer Investment Management,
    Allocation VCT Portfolio                                                              Inc.
                                                                                          Subadviser: Ibbotson Associates
                                                                                          Advisors, LLC

Pioneer Ibbotson Moderate        Seeks long-term capital growth and current income.       Pioneer Investment Management,
    Allocation VCT Portfolio                                                              Inc.
                                                                                          Subadviser: Ibbotson Associates
                                                                                          Advisors, LLC

                                  B-3